Average Annual Total Returns - VIPBalancedPortfolio-InitialServiceService2PRO - VIPBalancedPortfolio-InitialServiceService2PRO - VIP Balanced Portfolio	Apr. 29, 2023
VIP Balanced Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(17.94%)
Past 5 years	7.21%
Past 10 years	8.91%
VIP Balanced Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.02%)
Past 5 years	7.11%
Past 10 years	8.79%
VIP Balanced Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.19%)
Past 5 years	6.93%
Past 10 years	8.63%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0021
Average Annual Return:
Past 1 year	(15.79%)
Past 5 years	5.96%
Past 10 years	8.08%